Tangible assets	12 Months Ended
Dec. 31, 2017
Tangible assets.
Tangible assets

15.  Tangible assets

a)   Changes

The changes in Tangible assets in the consolidated balance sheet were as follows:

Property, Plant and Equipment

Cost:
Balances at January 1, 2016	10,632
Additions	1,096
Disposals	(114)
Balances at December 31, 2016	11,614
Additions	1,816
Disposals	(123)
Balances at December 31, 2017	13,307

Accumulated depreciation:
Balances at January 1, 2016	(5,085)
Additions	(953)
Disposals	116
Balances at December 31, 2016	(5,922)
Additions	(1,010)
Disposals	123
Balances at December 31, 2017	(6,809)

Balances at December 31, 2016	5,692
Balances at December 31, 2017	6,498

As of December 31, 2017, there are no restrictions on title and no tangible assets have been pledged as security for liabilities.

In the second quarter of 2012, the Bank entered into an agreement with a non-related party, Fibra Uno, S.A. de C.V. (hereinafter, Fibra Uno) regarding the sale of 220 properties (branches, offices and parking spaces) and the subsequent leaseback thereof for a term of 20 years.

The corresponding lease contract, which is accounted for as an operating lease, is non-cancellable and includes an option to renew up to an additional four consecutive periods of five years each with a market rate to be determined on the date of the renewal. The lease agreement includes rent adjustments based on the INPC and does not contain volume-based or leveraged contingent rent payment clauses or purchase options, or impose any restrictions on the Bank’s ability to pay dividends, engage in debt financing transactions or enter into further lease agreements. The lease payments are recognized as Other general administrative expenses in the consolidated income statement.

As of December 31, 2017, the future minimum lease payments required under the Bank’s operating leases are as follows:

	12/31/2017
		Other Operating
Operating Lease Due	Fibra Uno	Leases	Total

2018	276	1,393	1,669
2019	276	1,062	1,338
2020	276	828	1,104
2021	276	683	959
2022	276	518	794
2023 and thereafter	2,572	1,254	3,826
Total commitments for minimum payments under operating lease	3,952	5,738	9,690

b)   Breakdown

The breakdown by asset class of Tangible assets for own use in the consolidated balance sheet is as follows:

		Accumulated
	Cost	Depreciation	Impairment Losses	Carrying Amount

Buildings	7,900	(3,902)	—	3,998
IT equipment and fixtures	2,036	(1,082)	—	954
Furniture and vehicles	1,568	(938)	—	630
Others	110	—	—	110
Balances at December 31, 2016	11,614	(5,922)	—	5,692

Buildings	8,057	(4,492)	—	3,565
IT equipment and fixtures	2,857	(1,290)	—	1,567
Furniture and vehicles	1,670	(1,027)	—	643
Others	723	—	—	723
Balances at December 31, 2017	13,307	(6,809)	—	6,498